Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance		$ 145,932,000	$ 141,943,000	$ 134,242,000
Goodwill, Amortization expense		0	0	0
Goodwill, Additions	[1]	45,375,000	3,989,000	7,701,000
Goodwill, Ending balance		191,307,000	145,932,000	141,943,000
Other Intangible Assets, Beginning Balance	[2]	29,518,000	21,988,000	22,700,000
Other Intangible Assets, Amortization expense	[2]	(5,253,000)	(4,170,000)	(3,912,000)
Other Intangible Assets, Additions	[1],[2]	1,950,000	11,700,000	3,200,000
Other Intangible Assets, Ending Balance	[2]	$ 26,215,000	$ 29,518,000	$ 21,988,000

[1]	See Note 2 – Acquisitions & Divestit ures for further details regarding goodwill related to acquisition.
[2]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.